Average Annual Total Returns - FidelityIntermediateLong-TermandShort-TermTreasuryBondIndexFunds-ComboPRO - FidelityIntermediateLong-TermandShort-TermTreasuryBondIndexFunds-ComboPRO - Fidelity Long-Term Treasury Bond Index Fund
Apr. 29, 2024
Fidelity Long-Term Treasury Bond Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	3.18%
Past 5 years	(1.39%)
Past 10 years	2.21%
Fidelity Long-Term Treasury Bond Index Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	1.83%
Past 5 years	(2.54%)
Past 10 years	0.99%
Fidelity Long-Term Treasury Bond Index Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	1.86%
Past 5 years	(1.37%)
Past 10 years	1.27%
LB010
Average Annual Return:
Past 1 year	3.06%
Past 5 years	(1.24%)
Past 10 years	2.28%